Defferred Excess of Loss Premiums (Tables)	12 Months Ended
Dec. 31, 2019
Defferred Excess of Loss Premiums [Abstract]
Schedule of defferred excess of loss premiums

	2019	2018	2017
	USD	USD	USD

Opening balance	12,448,671	11,612,654	8,878,968
Additions	37,491,753	24,945,436	28,664,368
Charged to consolidated income statement under reinsures’ share of insurance premiums	(34,767,717)	(24,109,419)	(25,930,682)
Ending balance	15,172,707	12,448,671	11,612,654